CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($)	Series A Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012		$ 2,407	$ 1,695,155	$ (2,181,006)	$ (483,444)
Balance, shares at Dec. 31, 2012		2,407,633
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contribution of note and interest payable to Vaporin to capital in connection with the Merger			98,970		98,970
Issuance of common stock in connection with consulting services		$ 4	86,996		87,000
Issuance of common stock in connection with consulting services, shares		4,000
Issuance of common stock in connection with exercise of stock options		$ 9	70,291		$ 70,300
Issuance of common stock in connection with exercise of stock options, shares		8,660			(8,000)
Issuance of common stock for cash, net of offering costs		$ 667	9,124,436		$ 9,125,103
Issuance of common stock for cash, net of offering costs, shares		666,668
Issuance of common stock upon conversion of debt		$ 156	1,704,487		1,704,487
Issuance of common stock upon conversion of debt, shares		155,945
Induced conversion expense			299,577		299,577
Stock-based compensation expense			48,239		48,239
Net income				$ 801,352	801,352
Balance at Dec. 31, 2013		$ 3,243	13,127,995	(1,379,654)	11,751,584
Balance, shares at Dec. 31, 2013		3,242,906
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Offering costs incurred in 2014 pertaining to December 2013 offering			(109,104)		$ (109,104)
Issuance of common stock in connection with cashless exercise of warrants		$ 28	(28)
Issuance of common stock in connection with cashless exercise of warrants, shares		28,477
Discount on senior convertible notes			1,250,000		$ 1,250,000
Issuance of common stock in connection with consulting services		$ 80	1,602,533		1,602,933
Issuance of common stock in connection with consulting services, shares		80,000
Issuance of common stock in connection with exercise of stock options		$ 1	4,999		$ 5,000
Issuance of common stock in connection with exercise of stock options, shares		1,000			(1,000)
Induced conversion expense
Stock-based compensation expense			163,646		$ 163,646
Net income				(13,852,249)	(13,852,249)
Balance at Dec. 31, 2014		$ 3,352	16,040,361	$ (15,231,903)	811,810
Balance, shares at Dec. 31, 2014		3,352,382
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with the Merger (See Note 3)		$ 2,718	17,025,681		17,028,399
Issuance of common stock in connection with the Merger (See Note 3), shares		2,718,307
Issuance of common stock and warrants in connection with private placement, net of offering costs		$ 687	446,634		447,321
Issuance of common stock and warrants in connection with private placement, net of offering costs, shares		686,463
Reclassification of conversion option from liability to equity			13,300		13,300
Contribution of note and interest payable to Vaporin to capital in connection with the Merger			354,029		$ 354,029
Cancellation of common stock as a result of early termination of consulting agreement		$ (30)	30
Cancellation of common stock as a result of early termination of consulting agreement, shares		(30,000)
Issuance of common stock in connection with consulting services		$ 28	142,972		$ 143,000
Issuance of common stock in connection with consulting services, shares		27,500
Issuance of common stock in connection with exercise of stock options, shares
Issuance of common stock in connection with delivery of restricted stock units		$ 292	(292)
Issuance of common stock in connection with delivery of restricted stock units, shares		292,191
Issuance of common stock in connection with waiver deferral agreements		$ 648	1,327,548		$ 1,328,196
Issuance of common stock in connection with waiver deferral agreements, shares		647,901
Warrants issued as offering costs in connection with convertible note payable			87,779		87,779
Issuance of 760,761 common stock in connection with waiver agreement		$ 761	$ 592,633		593,394
Issuance of 760,761 common stock in connection with waiver agreement, shares		$ 760,761
Issuance of Series A Units, Series A preferred stock and warrants in connection with underwritten offering	$ 940				940
Issuance of Series A Units, Series A preferred stock and warrants in connection with underwritten offering, shares	$ 940,414
Issuance of unit purchase option to underwriter in connection with Series A Units, Series A preferred stock and warrants			$ 1,552,418		1,552,418
Stock-based compensation expense			470,577		470,577
Deemed dividend on issuance of Series A Units, Series A preferred stock and warrants			$ (38,068,021)		(38,068,021)
Net income				$ 26,908,771	26,908,771
Balance at Sep. 30, 2015	$ 940	$ 8,456	$ (14,351)	$ 11,676,868	$ 11,671,913
Balance, shares at Sep. 30, 2015	940,414	8,455,505